Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Government Income Fund - Fidelity Government Income Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	5.43%
Annual Return 2015	0.50%
Annual Return 2016	1.05%
Annual Return 2017	2.21%
Annual Return 2018	0.61%
Annual Return 2019	6.41%
Annual Return 2020	6.79%
Annual Return 2021	(2.10%)
Annual Return 2022	(12.77%)
Annual Return 2023	4.21%